Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities:
Net earnings	$ 6,691	$ 5,793	$ 5,159
Adjustments to reconcile net earnings to net cash provided by operating activities:
Depreciation, amortization and accretion	8,453	8,876	6,226
Provision for loan losses	2,584	4,924	12,632
Deferred income taxes	534	(213)	(678)
Gain on sale of investment securities	(614)	(1,218)	(4,406)
Write-down of investment securities	0	0	144
(Gain)/Loss on sale of other real estate	(14)	98	272
Write-down of other real estate	595	1,038	1,050
Restricted stock expense	173	42	7
Change in:
Mortgage loans held for sale	6,425	(1,776)	(1,332)
Cash surrender value of life insurance	(432)	(438)	(296)
Other assets	1,508	(441)	2,644
Other liabilities	11,542	2,342	930
Net cash provided (used by) operating activities	37,445	19,027	22,352
Cash flows from investing activities:
Net change in certificates of deposit	0	0	735
Purchases of investment securities available for sale	(98,129)	(88,304)	(208,863)
Proceeds from calls, maturities and paydowns of investment securities available for sale	63,597	63,225	54,041
Proceeds from sales of investment securities available for sale	17,463	47,076	110,978
Purchases of other investments	0	(493)	(215)
FHLB stock redemption	609	606	290
Net change in loans	(6,137)	38,170	38,561
Purchases of premises and equipment	(2,434)	(917)	(1,601)
Purchases of bank owned life insurance	0	0	(5,000)
Proceeds from sales of other real estate and repossessions	5,797	5,434	3,355
Net cash (used) provided by investing activities	(19,234)	64,797	(7,719)
Cash flows from financing activities:
Net change in deposits	17,836	(45,586)	(11,601)
Net change in demand notes payable to U.S. Treasury	0	0	(1,600)
Net change in securities sold under agreements to repurchase	10,818	(5,022)	5,506
Proceeds from FHLB borrowings	15,001	25,400	40,000
Repayments of FHLB borrowings	(20,001)	(25,400)	(40,000)
Proceeds from FRB borrowings	1	2	1
Repayments of FRB borrowings	(1)	(2)	(1)
Preferred stock and warrant repurchase	(12,524)	(12,122)	0
Restricted stock payout	0	0	17
Stock options exercised	0	539	0
Cash dividends paid on Series A preferred stock	(734)	(1,023)	(1,253)
Cash dividends paid on common stock	(677)	(1,003)	(443)
Net cash provided (used) by financing activities	9,719	(64,217)	(9,374)
Net change in cash and cash equivalents	27,930	19,607	5,259
Cash and cash equivalents at beginning of period	48,843	29,236	23,977
Cash and cash equivalents at end of period	76,773	48,843	29,236
Cash paid during the period for:
Interest	5,452	7,822	10,900
Income taxes	2,256	2,013	283
Noncash investing and financing activities:
Change in unrealized (loss) gain on investment securities available for sale, net	(6,784)	2,536	(3,087)
Change in unrealized gain on derivative financial instruments, net	0	0	398
Transfers of loans to other real estate and repossessions	2,353	6,323	10,787
Financed portion of sales of other real estate	708	1,076	5,208
Accretion of Series A preferred stock	0	70	141
Discount on preferred stock repurchased	$ 0	$ 835	$ 0